Borrowings (Details 4) - 12 months ended Jun. 30, 2026 $ in Thousands, $ in Thousands, $ in Thousands	ARS ($)	USD ($)	CLP ($)
IRSAs [Member]
Statement [Line Items]
Issuance / expansion date	oct-24
Maturity date	10/23/2027
Amount in original currency		$ 15,800
Interest rate	5.75
Principal payment	At maturity
Interest payment	Semi-annually
Class	Series XXII
Cresud 6 [Member]
Statement [Line Items]
Issuance / expansion date	Apr-26
Maturity date	4/30/2028
Amount in original currency		41,200
Interest rate	4.75
Principal payment	At maturity
Interest payment	Semi-annual payment – except for the 1st and 2nd payments, which will be 9 and 12 months after issuance
Class	Series LII
FyO 1 [Member]
Statement [Line Items]
Issuance / expansion date	Jan-26
Maturity date	1/20/2027
Amount in original currency		7,000
Interest rate	8.50
Principal payment	At maturity
Interest payment	Semi-annually
Class	Series B
IRSA 2 [Member]
Statement [Line Items]
Issuance / expansion date	mar-25
Maturity date	3/31/2035
Amount in original currency		480,450
Interest rate	8.00
Principal payment	33% march-33 - 33% march-34 and 34% march-35
Interest payment	Semi-annually
Class	Series XXIV
IRSA 1 [Member]
Statement [Line Items]
Issuance / expansion date	oct-24
Maturity date	10/23/2029
Amount in original currency	$ 51,470
Interest rate	7.25
Principal payment	At maturity
Interest payment	Semi-annually
Class	Series XXIII
IRSA 3 [Member]
Statement [Line Items]
Issuance / expansion date	jun-26
Maturity date	6/8/2027
Amount in original currency	$ 50,000
Interest rate	3.75
Principal payment	At maturity
Interest payment	Semi-annually
Class	Series XXV
CRESUD [Member]
Statement [Line Items]
Issuance / expansion date	jul-24
Maturity date	7/18/2027
Amount in original currency	$ 28,550
Interest rate	1.50
Principal payment	At maturity
Interest payment	Semi-annually
Class	Series XLVI
FyO [Member]
Statement [Line Items]
Issuance / expansion date	Jan-26
Maturity date	7/20/2027
Amount in original currency		21,000
Interest rate	7.90
Principal payment	At maturity
Interest payment	Quarterly
Class	Series A
Cresud 5 [Member]
Statement [Line Items]
Issuance / expansion date	Jan-26
Maturity date	1/20/2027
Amount in original currency			$ 46,780
Interest rate	5.75
Principal payment	At maturity
Interest payment	Semi-annually
Class	Series LI
Cresud 7 [Member]
Statement [Line Items]
Issuance / expansion date	Apr-26
Maturity date	4/30/2030
Amount in original currency		23,000
Interest rate	6.25
Principal payment	At maturity
Interest payment	Semi-annual payment – except for the 1st and 2nd payments, which will be 9 and 12 months after issuance
Class	Series LIII
Cresud 2 [Member]
Statement [Line Items]
Issuance / expansion date	jul-25
Maturity date	7/11/2028
Amount in original currency		43,660
Interest rate	8.00
Principal payment	At maturity
Interest payment	Semi-annually
Class	Series XLVIII
Cresud 1 [Member]
Statement [Line Items]
Issuance / expansion date	nov-24
Maturity date	11/15/2028
Amount in original currency		64,420
Interest rate	7.00
Principal payment	At maturity
Interest payment	Semi-annually
Class	Series XLVII
Cresud 4 [Member]
Statement [Line Items]
Issuance / expansion date	Dec-25
Maturity date	3/10/2029
Amount in original currency	$ 70,380
Interest rate	7.25
Principal payment	At maturity
Interest payment	Semi-annual payment – except for the first payment, which will be 9 months after issuance
Class	Series L
Cresud 3 [Member]
Statement [Line Items]
Issuance / expansion date	sept-25
Maturity date	9/2/2027
Amount in original currency		$ 31,310
Interest rate	7.25
Principal payment	At maturity
Interest payment	Semi-annually
Class	Series XLIX